LEASES - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
2025		$ 71,270
2026		68,653
2027		59,477
2028		52,050
2029		39,842
2030 and thereafter		155,554
Total lease payments		446,846
Imputed interest		(63,225)
Total lease liabilities		383,621
Finance Leases
2025		6,249
2026		2,402
2027		1,958
2028		853
2029		0
2030 and thereafter		0
Total lease payments		11,462
Imputed interest		(541)
Total lease liabilities	$ 11,947	$ 10,921	$ 15,626